Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information
Entity Registrant Name	Nxt-ID, Inc.
Entity Central Index Key	0001566826
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Entity Filer Category	Smaller Reporting Company